Employee Benefit Plans - Schedule of Changes in Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Fair value of plan assets at start of year	$ (10,108)	$ (12,169)	$ (12,332)
Projected benefit obligation at start of year	11,867	16,938	19,100
Surplus/deficit	1,759	4,769	6,768
Opening balance sheet liability / (asset) (funded status)	1,759	4,769	6,768
Reconciliation of benefit obligation during the year
Net service cost	237	213	263
Interest expense	279	52	29
Plan participant contributions	98	98	153
Net benefits paid to participants	(100)	(2,225)	(278)
Prior service costs	(19)		(123)
Actuarial losses / (gains)	606	(2,892)	(1,407)
Curtailment & Settlement			(194)
Currency translation adjustment	1,175	(317)	(605)
Defined benefit obligation - funded plans	14,143	11,867	16,938
Reconciliation of plan assets during year
Employer contributions paid over the year	(184)	(190)	(263)
Plan participant contributions	(98)	(98)	(153)
Net benefits paid to participants	78	2,201	162
Interest income	(311)	(157)	(177)
Return in plan assets, excl amounts included in net interest	501	82	224
Currency translation adjustment	(1,020)	223	370
Fair value of plan assets	(11,142)	(10,108)	(12,169)
Reconciliation to balance sheet end of year
Surplus/deficit	3,001	1,759	4,769
Closing balance sheet liability / (asset) (funded status)	$ 3,001	$ 1,759	$ 4,769